Additional Information-Financial Statement Schedule I - Condensed Statements of Changes In Equity (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Beginning Balance	$ 110,972	$ 83,163	$ 210,322
Beginning Balance (in shares)	59,149,153
Share-based compensation	1,699	2,271	2,614
Exercise of stock option	726	58	86
Exercise of stock option, shares	556,417	48,399
Special cash dividend to shareholders	(29,635)		(135,933)
Transfer of noncontrolling interest-Cyber Cloud	2,541
Net income	19,165	22,576	5,538
Foreign currency translation adjustment	(3,441)	2,904	536
Ending Balance	102,027	110,972	83,163
Ending Balance (in shares)	59,705,570	59,149,153
Ordinary
Beginning Balance	30	30	29
Beginning Balance (in shares)	59,149,153	59,100,754	58,981,890
Exercise of stock option			1
Exercise of stock option, shares	556,417	48,399	118,864
Ending Balance	30	30	30
Ending Balance (in shares)	59,705,570	59,149,153	59,100,754
Additional paid-in capital
Beginning Balance	32,037	29,724	126,583
Share-based compensation	1,710	2,255	2,588
Exercise of stock option	726	58	85
Special cash dividend to shareholders			(99,532)
Partial disposal of Joysee's equity	(215)
Transfer of noncontrolling interest-Cyber Cloud	1,381
Ending Balance	35,639	32,037	29,724
Accumulated other comprehensive income
Beginning Balance	28,940	26,083	25,735
Foreign currency translation adjustment	(3,431)	2,857	348
Ending Balance	25,509	28,940	26,083
CDTV Holding
Beginning Balance	110,036	80,458	206,442
Share-based compensation	1,710	2,255	2,588
Exercise of stock option	726	58	86
Special cash dividend to shareholders	(29,635)		(135,933)
Partial disposal of Joysee's equity	(215)
Transfer of noncontrolling interest-Cyber Cloud	1,381
Net income	20,890	24,408	6,927
Foreign currency translation adjustment	(3,431)	2,857	348
Ending Balance	101,462	110,036	80,458
CDTV Holding | Ordinary
Beginning Balance	30	30	29
Beginning Balance (in shares)	59,149,153	59,100,754	58,981,890
Exercise of stock option			1
Exercise of stock option, shares	556,417	48,399	118,864
Ending Balance	30	30	30
Ending Balance (in shares)	59,705,570	59,149,153	59,100,754
CDTV Holding | Additional paid-in capital
Beginning Balance	32,037	29,724	126,583
Share-based compensation	1,710	2,255	2,588
Exercise of stock option	726	58	85
Special cash dividend to shareholders			(99,532)
Partial disposal of Joysee's equity	(215)
Transfer of noncontrolling interest-Cyber Cloud	1,381
Ending Balance	35,639	32,037	29,724
CDTV Holding | Accumulated other comprehensive income
Beginning Balance	28,940	26,083	25,735
Foreign currency translation adjustment	(3,431)	2,857	348
Ending Balance	25,509	28,940	26,083
CDTV Holding | Retained earnings
Beginning Balance	49,029	24,621	54,095
Special cash dividend to shareholders	(29,635)		(36,401)
Net income	20,890	24,408	6,927
Ending Balance	$ 40,284	$ 49,029	$ 24,621